Consolidated Statements of Cash Flows - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 04, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows used in operations (see Appendix A)			$ (2,225)	$ (2,907)
Interest received				13
Interest paid			(1)	(8)
Net cash flow generated from (used in) operating activities			(2,226)	(2,902)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(123)	(233)
Deconsolidation of ScoutCam Inc upon loss of control (see Appendix B and note 4.A)			(3,252)
Consolidation of Jeffs Brands Ltd. upon gain of control (see Appendix C and note 4.C)			290
Purchase of intangible assets			(4,728)
Investment in short term deposits			(46)
Exercise of ScoutCam’s warrants			(234)
Sale of securities in Automax			1,841
Payments for acquisitions of associates and financial assets at fair value through profit or loss			(1,829)	(1,616)
Net cash flow generated from (used in) investing activities			(8,081)	(1,849)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by subsidiaries, net of issuance costs of Subsidiaries (see note 4.B, 4.A)			1,300	2,858
Principal elements of lease liability				(60)
Increase in short term bank loan			51
Increase in long-term loan			(1,060)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuance costs (see note 8)			17,336	5,044
Net cash flow generated from financing activities			17,627	7,842
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			7,320	3,091
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD			22,363	7,036	$ 7,036
GAIN FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS			(41)	45
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD			29,642	10,172	$ 22,363
Net cash used in operations:
Income (Loss) for the period before taxes on income			9,785	(3,599)
Adjustment in respect of:
Gain from exchange differences on cash and cash equivalents			82	(45)
Depreciation and amortization			356	102
Interest received				(13)
Interest expenses			1	8
Profit (loss) on change in the fair value of warrants issued to investors			474	(789)
Stock-based compensation in connection with options granted to employees and service providers				880
Net change in the fair value of financial assets at fair value through profit or loss (note 3)			(583)	323
Share of net loss of associates accounted for using the equity method			419	138
Amortization of excess purchase price of an associate				546
Gain arising from deconsolidation of a subsidiary upon loss of control (see note 4.A)			(12,083)
Gain from sales of investment (see note 4.E)			(2,025)
Changes in operating asset and liability items:
Increase (Decrease) in accounts receivable - trade			129	(4)
Decrease in other current assets			(910)	(295)
Increase in accounts payables - trade and customer advance payment			483	236
Increase (Decrease) in accrued compensation expenses			407	(110)
Increase in contract liabilities			747	170
Increase in Contract fulfillment assets			(240)	(647)
Increase (Decrease) in other current liabilities			1,144	(153)
Decrease (Increase) in inventory			(411)	345
Net cash used in operations			$ (2,225)	$ (2,907)
Deconsolidation of ScoutCam upon loss of control:
Working capital other than cash	$ 113
Property and equipment , net	(370)
Lease liability- long term	144
ScoutCam investment in fair value	11,843
Derecognition of non-controlling interest	3,024
Gain arising from deconsolidation upon loss of control	(11,502)
Net cash deconsolidated upon loss of control	$ 3,252
Consolidation of Jeffs Brands Ltd. upon gain of control:
Net working capital		$ (279)
Intangible assets		1,444
Inventory		778
deferred taxes		(143)
Non-controlling interests		(1,024)
Borrowings		(1,451)
Non-cash consideration		(131)
Goodwill		516
Net cash acquired		(290)
Issuance of shares in exchange for media and advertising services rights (Note 10.B1)		1,255
Purchase a software license on credit (Note 10 .B2)		$ 1,346